THE TOUCHSTONE FUNDS

May 5, 2003

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Touchstone Variable Series Trust
     File No. 33-76566


Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (j) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of Touchstone Variable Series Trust on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 18) has been filed electronically.

Very truly yours,

/s/ Dawn R. Garvin

Dawn R. Garvin
Assistant Secretary